RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]

26) RELATED PARTIES

The following table shows the breakdown of the total remuneration paid to the Atento Group’s key management personnel in 2017, 2018 and 2019:

	Thousands of U.S. dollars
	2017	2018	2019
Salaries and variable remuneration	4,374	10,703	11,104
Salaries	3,303	9,524	5,828
Share-based compensation	-	-	4,173
Variable remuneration	1,071	1,179	1,103
Payment in kind	858	1,116	793
Medical insurance	138	206	177
Life insurance premiums	28	44	86
Other	692	866	530
Total	5,232	11,819	11,897